Financial instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Nominal amount					£ 8,357,600,000
Ending balance	£ 666,700,000	£ 1,153,500,000	[1]
Weighted average growth rate		25.00%		22.70%	22.70%
Risk adjusted discount rate		1.80%		2.90%	2.90%
Available for sale [member] | Adoption of IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance		£ 1,153,500,000
Held at fair value through other comprehensive income [member] | Adoption of IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance		835,100,000
Held at fair value through profit or loss [member] | Adoption of IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance		318,400,000
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement		8,900,000			£ 6,800,000
Decrease in combined liabilities due to earn out and put option arrangement		9,300,000			10,400,000
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement		11,400,000			7,200,000
Decrease in combined liabilities due to earn out and put option arrangement		11,200,000			7,100,000
Interest Rate Swap Contract [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)		(1,200,000)			(14,200,000)
Gain (loss) on changes in the fair value relating to the ineffective portion	900,000	2,800,000
Gain (loss) on changes in the fair value relating to the ineffective portion, loss on hedging instruments	(9,900,000)
Gain (loss) on changes in the fair value relating to the ineffective portion, gain on hedged items	£ 10,800,000
Interest Rate Swap Contract [member] | Trade and other receivable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		2,100,000			0
Interest Rate Swap Contract [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		3,300,000			14,200,000
Interest Rate Swap Contract [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 500,000,000
Interest Rate Swap Contract [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $				$ 812,000,000
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	3.63%
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	4.75%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	1.52%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	2.34%
Contracts due in March 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Receipts	£ 500,000,000
Payments	444,100,000
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)		0			8,400,000
Deferred amount in equity	17,900,000	0
Gain (loss) on changes in the fair value relating to the ineffective portion	(11,100,000)	0
Gain (loss) on changes in the fair value relating to the ineffective portion, loss on hedging instruments	6,800,000
Gain (loss) on changes in the fair value relating to the ineffective portion, gain on hedged items	£ (17,900,000)
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and other receivable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		0			8,400,000
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		0			0
Derivatives not designated as hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)		(2,500,000)			(1,300,000)
Nominal amount		£ 177,700,000			£ 296,100,000

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.